WARRANTS LIABILTY (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2025	Sep. 30, 2025	Jul. 31, 2025	Dec. 31, 2024
Platform Operator, Crypto Asset [Line Items]
Exercise price of warrants	$ 11.5		$ 3.06
Exercise price of warrants, expire years	5 years	5 years	5 years
Warrants liability				$ 331
Number of warrants		6,022,500
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Warrants liability		$ 1,062